ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED OTHER COMPREHENSIVE LOSS
The following tables present the components of accumulated other comprehensive loss, net of income tax.

	Year Ended December 31, 2024
	Foreign Currency Translation Adjustment	Unrealized (Losses) Gains On Interest Rate Swaps	Unrealized Gains (Losses) On Available-For-Sale Marketable Debt Securities	Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1	$(10,266)	$(696)	$20	$(10,942)
Other comprehensive (loss) income before reclassifications	(3,875)	6,785	(20)	2,890
Amounts reclassified to earnings	1,427	(4,782)	—	(3,355)
Net current period other comprehensive (loss) income	(2,448)	2,003	(20)	(465)
Accumulated other comprehensive loss allocated to noncontrolling interests during the period	11	—	—	11
Balance at December 31	$(12,703)	$1,307	$—	$(11,396)

	Year Ended December 31, 2023
	Foreign Currency Translation Adjustment	Unrealized Losses On Interest Rate Swaps	Unrealized Gains (Losses) On Available-For-Sale Marketable Debt Securities	Accumulated Other Comprehensive (Loss) Income
	(In thousands)
Balance at January 1	$(13,186)	$—	$53	$(13,133)
Other comprehensive income (loss) before reclassifications	2,915	2,958	(33)	5,840
Amounts reclassified to earnings	—	(3,654)	—	(3,654)
Net current period other comprehensive income (loss)	2,915	(696)	(33)	2,186
Accumulated other comprehensive loss allocated to noncontrolling interests during the period	5	—	—	5
Balance at December 31	$(10,266)	$(696)	$20	$(10,942)

	Year Ended December 31, 2022
	Foreign Currency Translation Adjustment	Unrealized Gains On Available-For-Sale Marketable Debt Securities	Accumulated Other Comprehensive Income (Loss)
	(In thousands)
Balance at January 1	$4,397	$—	$4,397
Other comprehensive (loss) income before reclassifications	(17,636)	53	(17,583)
Amounts reclassified to earnings	42	—	42
Net current period other comprehensive (loss) income	(17,594)	53	(17,541)
Accumulated other comprehensive loss allocated to noncontrolling interests during the period	11	—	11
Balance at December 31	$(13,186)	$53	$(13,133)
The amounts reclassified out of foreign currency translation adjustment into earnings for the years ended December 31, 2024 and 2022 relate to the substantial liquidation of certain international subsidiaries.
At December 31, 2024 and 2023, there was a deferred income tax provision of $0.4 million and a deferred income tax benefit of $0.2 million, respectively, related to unrealized gains and losses, respectively, on interest rate swaps. At December 31, 2023, and 2022, there was a deferred income tax provision of less than $0.1 million related to net unrealized gains on available-for-sale marketable debt securities.